Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 18. Related Party Transactions

Advisory and Consulting Agreement

The Company has the Advisory and Consulting Agreement with Arcline. The Company pays advisory fees upon consummation of certain transactions. The Advisory and Consulting Agreement expires upon the mutual agreement of Arcline and the Company. Under the Advisory and Consulting Agreement, the Company has agreed to indemnify Arcline and its affiliates against losses arising from their performance of services thereunder, except for willful misconduct. The Company's maximum exposure under this indemnification is unknown, but the Company believes the risk of loss to be remote, and no liability has been recorded.

For the three months ended June 30, 2026 and 2025, the Company incurred $933 and $625, respectively, and paid $786 and $904, respectively, for these services. For the six months ended June 30, 2026 and 2025, the Company incurred $1,665 and $1,828, respectively, and paid $1,399 and $1,990, respectively, for these services. The costs are included within Selling, general and administrative expenses in the Condensed Consolidated Statements of Operations.

Payables due to Related Parties

The Company has a note payable due to an affiliate of Arcline of $5,500, which is unsecured and due in April 2030 and is included in Other long-term liabilities for the periods presented. The note is interest-bearing at SOFR plus 3.50% and matures on April 19, 2030 with outstanding principal and interest due at that time.

Receivables due from Related Parties

The Company has entered into notes receivable with certain executives of the Company. The notes are interest-bearing at the long-term applicable federal rate as of the date of issuance. The notes receivable mature in ten years from the date of issuance, or earlier under certain triggering events, with outstanding principal and interest due at that time. The notes are secured with recourse to the equity interests of the respective executive.

The notional amount of the outstanding notes receivable as of June 30, 2026 and December 31, 2025 was $6,000 and $28,500, respectively, and is recorded within Additional paid-in capital as of June 30, 2026. During the six months ended June 30, 2026, notes receivable with an aggregate notional amount of $22,500 were extinguished, of which $5,000 was settled in cash and $17,500 was settled through the surrender, transfer, and cancellation of certain equity interests held by the respective borrower.

Leases

The Company leases certain manufacturing facilities and transportation equipment under operating leases with affiliates of Arcline. Total related party lease payments were not material for the three and six months ended June 30, 2026 and 2025.

Transition Services Agreements

As of June 30, 2026 and December 31, 2025, the Company had $3,717 and $4,622, respectively, of receivables due from affiliates of Arcline recorded within Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets, for services provided under transition service agreements (“TSAs”). These services and incurred amounts relate to technology, finance, human resources, and payroll support and are expected to be billed and collected within twelve months. The TSAs are valid until mutual agreement to terminate. During the three and six months ended June 30, 2026 and 2025, income related to these TSAs was not material.

Note 18. Related Party Transactions

Consulting and Advisory Agreements

The Company has consulting and advisory agreements with Arcline. The Company pays advisory fees upon consummation of certain transactions. The agreements expire upon the mutual agreement of Arcline and the Company. For the years ended December 31, 2025, 2024, and 2023, the Company incurred $3,169, $2,161, and $1,828, respectively, and paid $3,494, $894, and $1,451, respectively, for advisory and consulting services. The costs are included within Selling, general and administrative expenses in the Combined Statements of Operations.

As of December 31, 2025 and 2024, unpaid fees related to these agreements were $580 and $1,087, respectively.

Payables and Loans due to Related Parties

As of December 31, 2024, the Company had $49,623 of loans due to affiliates of Arcline which are recorded within Debt, noncurrent on the Combined Balance Sheets. During the year ended December 31, 2025, the Company entered into loans due to affiliates of Arcline in connection with the Spira acquisition. These loans due to affiliates of Arcline were extinguished in February 2025. Refer to “Note 11. Debt” for further discussion on the loans.

As part of the Arxis Businesses Transaction, the Company assumed an outstanding note payable due to an affiliate of Arcline of $5,500, which is unsecured and due in April 2030. The notes are interest-bearing at SOFR plus 3.50% and mature in six years on April 19, 2030 with outstanding principal and interest due at that time. Refer to “Note 3. Business Combinations” for further discussion on the Arxis Businesses Transaction.

As part of the Arxis Businesses Transaction, the Company assumed an outstanding payable due to an affiliate of Arcline of $8,000. During the year ended December 31, 2024, the Company entered into additional payables with the affiliate of $15,000 and repaid $5,000. As of December 31, 2024, the outstanding payables of $18,000 are recorded in Accrued expenses and other current liabilities. These payables matured and were repaid in full during the year ended December 31, 2025.

In March 2021, the Company entered into a note payable with an affiliate of Arcline in the amount of $5,000. This note matured and all principal and interest was paid in full in August 2023.

Receivables due from Related Parties

As part of the Arxis Businesses Transaction, the Company acquired certain notes receivable from an affiliate of Arcline of $5,000 which is included within Prepaid expenses and other current assets on the Combined Balance Sheets as of December 31, 2024. There were no outstanding amounts on these notes receivable as of December 31, 2025.

The Company has entered into notes receivable with certain executives of the Company. In April 2023, the Company entered into a note receivable for $1,000. In October 2024, the Company entered into additional notes receivable totaling $14,500. As part of the Arxis Businesses Transaction, the Company acquired additional notes receivable totaling $7,500. During the year ended December 31, 2025, the Company entered into additional notes receivable totaling $6,500. The notes are interest-bearing at the long-term applicable federal rate as of the date of issuance. The notes receivable mature in ten years from the date of issuance, or earlier under certain triggering events, with outstanding principal and interest due at that time. The notes are secured with recourse to the equity interests of the respective executive. The Company recognized $1,278 of compensation expense associated with notes receivable for the year ended December 31, 2025. The notional of the outstanding notes receivable as of December 31, 2025 and 2024 was $28,500 and $23,000, respectively, and is recorded within Members’ equity on the Combined Balance Sheets.

Leases

The Company leases certain manufacturing facilities and transportation equipment under operating leases with affiliates of Arcline. Total related party lease payments were approximately $2,593, $1,358, and $938 for the years ended December 31, 2025, 2024, and 2023, respectively.

Transition Services Agreements

As of December 31, 2025 and 2024, the Company had $4,622 and $2,009, respectively, of receivables due from affiliates of Arcline recorded within Prepaid expenses and other current assets on the Combined Balance Sheets, for services provided under transition service agreements (“TSAs”). These amounts relate to technology, finance, human resources, and payroll support and are expected to be billed and collected within twelve months. The TSAs are valid through May 2026 or upon mutual agreement to terminate. During the years ended December 31, 2025 and 2024 the Company recognized $0 and $2,835, respectively, of income related to these TSAs within Other income, net in the Combined Statements of Operations.

Other Activity

As described in “Note 2. Summary of Significant Accounting Policies”, certain entities within Ovation TopCo, L.P., are excluded from these combined financial statements. The Company reflected the settlement of ongoing activities from and to those excluded entities as a change in Members’ equity on the Combined Balance Sheets.

As described in “Note 11. Debt”, during the year ended December 31, 2025, the Company received a contribution of $385,000 from an affiliate of Arcline, the proceeds were used to repay debt outstanding under Credit Facility 4.0. In addition, the Company distributed $350,000 in cash to affiliates of Arcline during the year ended December 31, 2025. These activities are shown as a change in Members’ equity on the Combined Balance Sheets.